FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        114 ANN LEE ROAD
                                                        HARVARD, MA 01451

REGISTRANT'S TELEPHONE NUMBER:                          (978) 772-0052

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2006
DATE OF REPORTING PERIOD:                               JUNE 30, 2006


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi Annual Report that was transmitted to shareholders can be found below.

             ======================================================


                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND


                      ===================================



                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                                20 William Street
                         Wellesley, Massachusetts 02481


                      ===================================

                               SEMI ANNUAL REPORT
                                  JUNE 30, 2006
                                   (UNAUDITED)



             ======================================================

  The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management be-lieves will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled
           Equity Market Fund, the Standard & Poors 500 Index and the
                              Wilshire 5000 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE       WILSHIRE 5000
DECEMBER 31, 1996       $10,000.00       $10,000.00         $10,000.00
JUNE 30, 1997           $11,790.00       $12,060.68         $11,762.60
DECEMBER 31, 1997       $13,100.47       $13,336.28         $13,129.82
JUNE 30, 1998           $15,507.30       $15,698.43         $15,160.48
DECEMBER 31, 1998       $16,797.03       $17,147.65         $16,204.95
JUNE 30, 1999           $18,674.35       $19,270.77         $18,128.03
DECEMBER 31, 1999       $20,351.14       $20,755.72         $20,024.21
JUNE 30, 2000           $20,625.39       $20,667.73         $19,885.24
DECEMBER 31, 2000       $19,586.95       $19,329.84         $18,279.67
JUNE 30, 2001           $18,310.81       $18,035.31         $17,223.31
DECEMBER 31, 2001       $16,553.01       $17,032.28         $16,274.42
JUNE 30, 2002           $14,654.84       $14,791.07         $14,359.19
DECEMBER 31, 2002       $13,408.54       $13,267.10         $12,879.82
JUNE 30, 2003           $14,717.27       $14,828.27         $14,541.99
DECEMBER 31, 2003       $16,960.78       $17,073.95         $16,954.63
JUNE 30, 2004           $17,632.50       $17,661.94         $17,632.08
DECEMBER 31, 2004       $18,701.98       $18,931.96         $19,069.65
JUNE 30, 2005           $18,471.25       $18,778.78         $19,078.84
DECEMBER 31, 2006       $19,416.85       $19,861.75         $20,302.84
JUNE 30, 2006           $19,478.15       $20,399.34         $21,015.20


------------------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return

------------------------------------------------------------------------------
                                                             From
          Six Months*     1 Year     3 Year     5 Year     Inception
         --------------------------------------------------------------
             0.32%        5.45%      9.79%      1.24%       7.27%
         --------------------------------------------------------------


------------------------------------------------------------------------------
* Not annualized for the period from December 31, 2005 to June 30, 2006. The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
------------------------------------------------------------------------------

                                Expense Example

This example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2006 to June 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estime the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                            Expenses Paid
                     Beginning             Ending           During Period*
                     Account Value         Account Value    January 1, 2006 -
                     January 1, 2006       June 30, 2006    June 30, 2006
                     ---------------       --------------   -----------------
Actual                   $1,000              $1,003.15        $3.82

Hypothetical             $1,000              $1,021.13        $3.87
(5% return before
expenses)

* Expenses are equal to the Trust's annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $22,945,109;
 see Schedule of Investments, Notes 1, 2, & 6)................. $   34,000,007
Cash  .........................................................        360,883
Dividends and interest receivable..............................         41,111
Prepaid Expenses...............................................         17,091
                                                                   -----------
     Total assets..............................................     34,419,092
                                                                   -----------

Liabilities:
Accrued expenses and other liabilities (Notes 3 & 4)...........         63,096
                                                                   -----------
     Total liabilities.........................................         63,096
                                                                   -----------

Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 2,162,004 shares outstanding) (Note 1)......     24,725,655
Accumulated undistributed net investment income (Note 1).......        179,276
Accumulated realized gain from security transactions (Note 1)..     (1,603,833)
Net unrealized appreciation in value of investments (Note 2)...     11,054,898
                                                                   -----------
     Net assets (equivalent to $15.89 per share, based on
      2,162,004 capital shares outstanding).................... $   34,355,996
                                                                  ============



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2006
                                   (Unaudited)


Income:
 Dividends.....................................................    $   302,311
 Interest......................................................          2,697
                                                                   -----------
     Total income..............................................        305,008
                                                                   -----------

Expenses:
 Management fees, net (Note 3).................................         43,489
  Legal fees...................................................         17,598
  Insurance expenses...........................................         16,455
 Administration fees (Note 4)..................................         14,078
 Trustees' fees and expenses...................................         13,639
  Audit and accounting fees....................................          8,498
 Transfer fees (Note 4)........................................          6,033
 Custodian fees................................................          4,022
 Other expenses................................................         10,688
                                                                   -----------
     Total expenses............................................        134,500
                                                                   -----------
Net investment income..........................................        170,508
                                                                   -----------

Realized and unrealized loss on investments:
  Realized gain on investments-net.............................         24,392
  Decrease in net unrealized appreciation in investments.......        (93,035)
                                                                    ----------
     Net loss on investments...................................        (68,643)
                                                                   -----------

Net increase in net assets resulting from operations...........    $   101,865
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                    Six Months
                                                    Ended           Year Ended
                                                    June 30, 2006   December 31,
                                                    (Unaudited)     2005
                                                   ---------------------------
From operations:
 Net investment income...........................  $   170,508         321,646
Realized gain (loss) on investments, net.........       24,392         296,682
Realized gain (loss) from disposal of investments
 in violation of SRI investment guidelines, net..           --          75,683
Increase (decrease) in net unrealized
 appreciation in investments.....................      (93,035)        573,844
                                                   ------------     ----------
     Net increase in net assets resulting
      from operations............................      101,865       1,267,855
                                                   ------------     ----------
Distributions to shareholders:
 From net investment income
  ($0.15 per share in 2005.......................           --        (324,779)
From net realized gain on investments............           --              --
                                                   ------------     ----------
     Total distributions to shareholders.........           --        (324,779)
                                                   ------------     ----------

From capital share transactions:
                              Number of Shares
                              2006        2005
                            ---------- --------
 Proceeds from sale of
  shares..................       --      1,322              --          20,025
 Shares issued to share-
  holders in distributions
  reinvested..............       --     15,541              --         250,052
 Cost of shares redeemed..   (3,789)   (10,449)        (59,966)       (151,816)
                            --------- ----------    -----------     ----------
 Increase in net
  assets resulting from
  capital
  share transactions......   (3,789)     6,414         (59,966)        118,261
                            ========== =========     ----------     ----------

Net increase in net assets.......................       41,899       1,061,337
Net assets:
  Beginning of period............................   34,314,097      33,252,760
                                                   -------------    -----------
  End of period ( including undistributed
   net investment income of $179,276 and $8,768,
   respectively).................................  $34,355,996     $34,314,097
                                                   =============   ===========



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                              Six Months  Year      Year       Year      Year
                              Ended       Ended     Ended      Ended     Ended
                              Jun 30      Dec 31    Dec 31     Dec 31    Dec 31
                              2006        2005      2004       2003      2002
                             (Unaudited)

Investment income ...........  $ 0.14   $ 0.27     $ 0.31     $ 0.21     $ 0.20
Expenses, net................    0.06     0.12       0.11       0.10       0.10
                               ------------------------------------------------
Net investment income .......    0.08    0.15        0.20       0.11       0.10
Net realized and unrealized
(loss) gain on investments...   (0.03)   0.41        1.25       2.87      (2.77)
Gain from disposal of
 investments in
 violation of SRI investment
 guidelines-net..............      --    0.03          --         --        --
Distributions to
shareholders:
  From net investment income.    0.00    0.15        0.19       0.11      0.10
  From net realized gain
   on investments............    0.00    0.00        0.00       0.00      0.00
                              -------------------------------------------------
Net (decrease) increase in
net asset value..............    0.05    0.44        1.26       2.87     (2.77)
Net asset value:
  Beginning of period........   15.84   15.40       14.14      11.27      14.04
                              -------------------------------------------------
  End of period..............  $15.89  $15.84      $15.40     $14.14     $11.27
                              =================================================

Total return (A).............    0.32%   3.82%      10.27%     26.49%   (19.00%)
Ratio of expenses
   to average net assets.....    0.77%   0.79%       0.78%      0.79%     0.72%
Ratio of net investment
   income to average net
   assets....................    0.97%   0.97%       1.32%      0.92%     0.85%
Portfolio turnover...........    0.00    0.04        0.08       0.25      0.02
Average commission rate paid.    0.0200  0.0295      0.0498     0.0256    0.0191
Number of shares outstanding
at end of period.............2,162,004 2,165,793 2,159,379 2,140,529  2,170,449

Per share data and ratios
assuming no waiver of
advisory fees:
   Expenses..................                                             0.10
   Net investment income.....                                             0.10
  Ratio of expenses to
   average net assets........                                             0.74%
   Ratio of net investment
    income to
    average net assets........                                            0.83%

(A) In 2005, 0.19% of the trust's total return consists of a gain on an investment not meeting the fund's SRI investment guidelines. Excluding those items, total return would have been 3.63%.



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)


                                                                       Value
  Quantity                                                           (Note 1)

COMMON STOCK - 98.96%
             Advertising Industry -- 0.47%
       38    Interpublic Group of Companies Incorporated*......          317
    1,300    Monster Worldwide Incorporated*...................       55,458
    1,200    Omnicom Group.....................................      106,908
                                                                 -----------
                                                                     162,683
                                                                 -----------

             Aerospace/Defense Industry -- 0.04%
      200    Rockwell Automation Incorporated..................       14,402
                                                                 -----------

             Air Transport Industry -- 0.21%
    2,200    Gateway Incorporated*.............................        4,180
    4,050    Southwest Airlines Company........................       66,299
                                                                 -----------
                                                                      70,479
                                                                 -----------

             Auto Parts (OEM) Industry -- 0.21%
      700    Arvinmeritor......................................       12,033
      600    Superior Industries International.................       10,974
    1,300    Synovus Financial Corporation.....................       34,814
    1,800    Visteon Corporation*..............................       12,978
                                                                 -----------
                                                                      70,799
                                                                 -----------

             Auto Parts (Replacement) Industry -- 2.04%
   16,850    Genuine Parts Company.............................      701,971
                                                                 -----------

             Bank Industry - 11.43%
    5,100    BB&T Corporation..................................      212,109
   30,906    Bank of America Corporation ......................    1,486,579
    3,000    Bank of New York Company Incorporated.............       96,600

* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)
             Bank Industry (Continued)
      900    Capital One Financial.............................       76,905
    3,200    Citigroup Incorporated............................      154,400
      600    Keycorp...........................................       21,408
    1,100    M & T Bank Corporation............................      129,712
    1,100    PNC Financial Services Group......................       77,187
      900    State Street Corporation..........................       52,281
    1,500    Suntrust Banks....................................      114,390
    8,200    Wachovia Corporation..............................      443,456
    6,104    Washington Mutual Incorporated....................      278,220
   11,700    Wells Fargo and Company...........................      784,836
                                                                 -----------
                                                                   3,928,083
                                                                 -----------

             Bank (Midwest) Industry -- 2.35%
    1,100    Comerica Incorporated.............................       57,189
    2,700    Fifth Third Bankcorp..............................       99,765
    5,400    Mellon Financial Group............................      185,922
    3,700    National City Corporation.........................      133,903
    1,100    Northern Trust....................................       60,830
    8,728    US Bankcorp.......................................      269,520
                                                                 -----------
                                                                     807,129
                                                                 -----------

             Beverage (Soft Drink) Industry -- 2.68%
    2,500    Coca Cola Enterprises Incorporated................       50,925
   14,510    Pepsico Incorporated..............................      871,180
                                                                 -----------
                                                                     922,105
                                                                 -----------

             Biotechnology Research & Development Industry
             -- 0.11%
      800    Biogen Idec Incorporated*.........................       37,056
                                                                 -----------

* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Business Services (Other) Industry -- 0.07%
    1,300    Convergys Corporation*............................       25,350
                                                                 -----------

             Chemical (Diversified) Industry -- 0.76%
    2,700    Air Products and Chemicals Incorporated...........      172,584
    1,400    Millipore Corporation*............................       88,186
                                                                 -----------
                                                                     260,770
                                                                 -----------

             Chemical (Specialty) Industry -- 0.49%
    2,600    Praxair Incorporated..............................      140,400
      400    Sigma Aldrich Corporation.........................       29,056
                                                                 -----------
                                                                     169,456
                                                                 -----------

             Communication Services (Diversified) Industry
             -- 0.82%
      638    Embarq Corporation*...............................       26,152
   12,775    Sprint Nextel Corporation.........................      255,372
                                                                 -----------
                                                                     281,524
                                                                 -----------

             Computer & Peripherals Industry -- 3.40%
    3,200    3Com Corporation*.................................       16,384
    4,000    Apple Computer Incorporated*......................      229,080
   15,400    Dell Incorporated*................................      376,684
    7,400    EMC Corporation/Mass*.............................       81,178
   10,100    Hewlett Packard Company...........................      319,968
    1,800    Ingram Micro Incorporated*........................       32,634
      124    MIPS Technologies Incorporated*...................          753
      900    Silicon Graphics Incorporated*....................           41


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Computer & Peripherals Industry (Continued)
   11,200    Sun Microsystems Incorporated*....................       46,480
    6,125    Symbol Technologies Incorporated..................       66,089
                                                                 -----------
                                                                   1,169,291
                                                                 -----------

             Computer Integrated Systems Design Industry --
             0.08%
      600    Fiserv Incorporated*..............................       27,216
                                                                 -----------

             Computer Networks Industry --
             Comverse Technology
    1,200    Incorporated*.................                           23,724
    1,100    Network Appliance Incorporated*...................       38,830
                                                                 -----------
                                                                      62,554
                                                                 -----------

             Computer Related Business Services (Not
             Elsewhere Classified) Industry -- 0.00%
      300    Adaptec Incorporated*.............................        1,302
                                                                 -----------

             Computer Software & Services Industry -- 6.17%
    1,600    Adobe Systems Incorporated*.......................       48,576
    2,600    Automatic Data Processing Incorporated............      117,910
    3,750    CA Incorporated...................................       77,063
    2,200    Ciena Corporation*................................       10,582
      400    Citrix Systems Incorporated*......................       16,040
    3,000    Compuware Corporation*............................       20,100
    3,685    First Data Corporation............................      165,972
   52,600    Microsoft Corporation.............................    1,225,580
    1,800    Nvidia Corporation*...............................       38,322
   27,529    Oracle Corporation*...............................      398,895
                                                                ------------
                                                                   2,119,040
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Consumer & Business Services Industry -- 0.29%
    1,500    Paychex Incorporated..............................       58,470
      200    Reynolds & Reynolds Class A.......................        6,134
      800    Robert Half Intl Incorporated.....................       33,600
                                                                 -----------
                                                                      98,204
                                                                 -----------

             Diversified Company Industry -- 0.54%
    2,100    Hillenbrand Industries............................      101,850
    2,500    Service Corporation International.................       20,350
    1,700    Thermo Electron Corporation*......................       61,608
                                                                 -----------
                                                                     183,808
                                                                 -----------

             Drug Industry -- 3.67%
    3,200    AmerisourceBergen Corporation.....................      134,144
    4,600    Amgen Incorporated*...............................      300,058
    4,400    Eli Lilly and Company.............................      243,188
    4,200    Forest Labs Incorporated*.........................      162,498
      700    Genzyme Corporation - General Division*...........       42,735
      200    Indevus Pharmaceuticals*..........................        1,094
    1,049    Medco Health Solutions Incorporated* .............       60,087
    8,700    Merck and Company Incorporated....................      316,941
                                                                 -----------
                                                                   1,260,745
                                                                 -----------

             Drugstore Industry -- 1.65%
    2,200    Longs Drugstores Corporation......................      100,364
      800    Rite Aid Corporation*.............................        3,392
   10,300    Walgreen Company..................................      461,852
                                                                 -----------
                                                                     565,608
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Electric and Other Utility Services (Combined)
             Industry -- 0.09%
    2,100    Sierra Pacific Resources Incorporated*............       29,400
                                                                 -----------

             Electric Utility (West) Industry - 0.44%
    7,000    Puget Energy Incorporated.........................      150,360
                                                                 -----------

             Electrical Equipment Industry -- 1.22%
    1,600    Avnet Incorporated*...............................       32,032
    2,300    Corning Incorporated*.............................       55,637
    1,800    Emerson Electric Company..........................      150,858
    1,600    Grainger, WW Incorporated.........................      120,368
    1,600    Maxim Integrated Products.........................       51,376
      600    Qlogic Corporation*...............................       10,344
                                                                 -----------
                                                                     420,615
                                                                 -----------

             Electronics Industry -- 0.13%
      900    Thomas and Betts Corporation*.....................       46,170
                                                                 -----------

             Entertainment Industry -- 0.08%
      800    Univision Communications*.........................       26,800
                                                                 -----------

             Environmental Industry -- 0.61%
    7,200    AutoNation Incorporated*..........................      154,368
    1,000    Flowserve Corporation*............................       56,900
                                                                 -----------
                                                                     211,268
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Financial Services Industry -- 5.03%
    7,800    American Express Company..........................      415,116
    1,560    Ameriprise Financial Incorporated.................       69,685
    1,700    Deluxe Corporation................................       29,716
    3,400    Franklin Resources Incorporated...................      295,154
    2,000    H&R Block Incorporated............................       47,720
      900    Janus Capital.....................................       16,110
    6,040    Morgan Stanley....................................      381,788
      800    Price T Rowe......................................       30,248
    2,100    Prudential Financial..............................      163,170
   17,550    Schwab (Chas) Corporation.........................      280,449
                                                                 -----------
                                                                   1,729,156
                                                                 -----------

             Food Processing Industry -- 2.97%
    1,100    Campbell Soup.....................................       40,821
    4,400    General Mills Incorporated........................      227,304
    3,100    Kellogg Company...................................      150,133
    8,800    The Hershey Company...............................      484,616
    2,100    Wm Wrigley Jr Company*............................       95,256
      525    Wrigley William Jr. Class B.......................       23,782
                                                                 -----------
                                                                   1,021,912
                                                                 -----------

             Food Wholesalers Industry -- 1.09%
      300    Supervalu Incorporated............................        9,210
   11,900    Sysco Corporation.................................      363,664
                                                                 -----------
                                                                     372,874
                                                                 -----------

             Foreign Telecommunication Industry -- 0.07%
   10,400    Nortel Networks Corporation*......................       23,296
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Furniture/Home Furnishings Industry -- 0.10%
    1,400    Leggett & Platt...................................       34,972
                                                                 -----------

             Healthcare Info Systems Industry -- 0.50%
    3,600    McKesson HBOC Incorporated........................      170,208
                                                                 -----------

             Healthcare Plans Industry -- 0.32%
    1,500    WellPoint Incorporated*...........................      109,155
                                                                 -----------

             Heavy Construction Industry -- 0.16%
    3,200    Global Industries Limited*........................       53,440
                                                                 -----------

             Home Appliance Industry -- 0.10%
      400    Whirlpool Corporation.............................       33,060
                                                                 -----------

             Homebuilding Industry -- 0.08%
    1,200    D.R. Horton Incorporated..........................       28,584
                                                                 -----------

             Household Products Industry -- 0.42%
    1,982    Newell Rubbermaid Incorporated....................       51,195
    1,700    Procter & Gamble Company..........................       94,520
                                                                 -----------
                                                                     145,715
                                                                 -----------

             Independent Oil & Gas Industry -- 0.24%
      700    EOG Resources.....................................       48,538
      800    XTO Energy Incorporated...........................       35,416
                                                                 -----------
                                                                      83,954
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Industrial Services Industry -- 0.12%
    1,200    Nabors Industries Incorporated*...................       40,548
                                                                 -----------

             Insurance (Diversified) Industry -- 4.55%
   11,773    American International Group......................      695,196
    2,008    Lincoln National Corporation......................      113,331
    4,000    Lowe's Companies Incorporated.....................      242,680
      600    MBIA Incorporation................................       35,130
    1,500    MGIC Investment Corporation.......................       97,500
    2,400    Marsh and Mclennan Companies......................       64,536
    4,213    St. Paul Travelers Companies......................      187,816
    7,000    UnumProvident Corporation.........................      126,910
                                                                 -----------
                                                                   1,563,099
                                                                 -----------

             Insurance (Life) Industry -- 0.27%
    2,000    AFLAC Incorporated................................       92,700
                                                                 -----------

             Insurance (Property/Casualty) Industry -- 2.38%
    4,400    Allstate Corporation..............................      240,812
    1,100    American National Insurance.......................      142,692
    1,800    Chubb Corporation.................................       89,820
      661    Cincinnati Financial..............................       31,074
    1,400    Hartford Financial Services Group.................      118,440
    6,000    Progressive Corporation...........................      154,260
      700    Safeco Corporation................................       39,445
                                                                 -----------
                                                                     816,543
                                                                 -----------

             Internet Auction Industry - 0.29%
    3,400    EBay Incorporated*................................       99,586
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Internet Software & Services Industry --  0.19%
    4,149    Symantec Corporation*.............................       64,475
                                                                 -----------

             Machinery Industry -- 0.23%
      200    Snap On Incorporated..............................        8,084
    1,500    Stanley Works.....................................       70,830
                                                                 -----------
                                                                      78,914
                                                                 -----------

             Machinery (Construction & Mining) Industry --
             0.79%
    1,300    Caterpillar Incorporated..........................       96,824
    2,100    Deere and Company.................................      175,329
                                                                 -----------
                                                                     272,153
                                                                 -----------

             Management Services Industry -- 0.01%
      338    Gartner Incorporated*.............................        4,800
                                                                 -----------

             Manufacturing (Communication/Industrial
             Products)  Industry -- 0.03%
    4,700    JDS Uniphase*.....................................       11,891
                                                                 -----------

             Manufacturing (Electronics, General) Industry
             -- 0.42%
    2,100    American Power Conversion.........................       40,929
    3,125    Molex Incorporated................................      104,906
                                                                 -----------
                                                                     145,835
                                                                 -----------

             Manufacturing (General) Industry -- 0.36%
    1,800    Diebold Incorporated..............................       73,116
      900    Lexmark International*............................       50,247
                                                                 -----------
                                                                     123,363
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Medical - Clinical Supplies & Services Industry
             -- 0.21%
      400    Laboratory Corporation*...........................       24,892
      800    Quest Diagnostics Incorporated....................       47,936
                                                                 -----------
                                                                      72,828
                                                                 -----------

             Medical Services Industry -- 1.40%
    2,600    IMS Health........................................       69,810
    9,200    Unitedhealth Group Incorporated ..................      411,976
                                                                 -----------
                                                                     481,786
                                                                 -----------

             Medical Supplies Industry -- 4.31%
    8,100    Abbott Laboratories...............................      353,241
    2,200    Baxter International Incorporated.................       80,872
      700    Becton Dickinson and Company......................       42,791
    3,475    Biomet Incorporated...............................      108,733
    6,479    Boston Scientific Corporation*....................      109,106
      500    Cardinal Health Incorporated......................       32,165
    7,600    Medtronic Incorporated............................      356,592
    9,400    Stryker Corporation...............................      395,834
      116    Viasys Healthcare Incorporated* ..................        2,970
                                                                 -----------
                                                                   1,482,304
                                                                 -----------

             Metal Fabricating Industry - 1.30%
    9,400    Illinois Tool Works Incorporated..................      446,500
                                                                 -----------

             Natural Gas (Distribution) Industry -- 0.39%
    4,600    WGL Holdings......................................      133,170
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Natural Gas (Diversified) Industry -- 0.65%
    5,500    Keyspan Corporation...............................      222,200
                                                                 -----------

             Newspaper Industry -- 0.52%
    2,500    Gannett Incorporated..............................      139,825
    1,190    Tribune Company...................................       38,592
                                                                 -----------
                                                                     178,417
                                                                 -----------

             Office Equipment & Supplies Industry -- 0.96%
    2,300    Ikon Office Solutions Incorporated................       28,980
    1,000    Office Depot Incorporated*........................       38,000
    5,000    Pitney Bowes Incorporated.........................      206,500
    1,050    Staples Incorporated..............................       25,568
    2,100    Xerox Corporation*................................       29,211
                                                                 -----------
                                                                     328,259
                                                                 -----------

             Oil Exploration Industry -- 0.03%
      212    Cimarex Energy Company............................        9,116
                                                                 -----------

             Oil and Gas Refining & Marketing Industry --
             0.14%
      900    Hess Corporation..................................       47,565
                                                                 -----------

             Oil & Gas Equipment & Services Industry -- 0.06%
      400    Cameron International Corporation*................       19,108
                                                                 -----------

             Oilfield Services/Equipment Industry -- 1.55%
      600    Baker Hughes Incorporated.........................       49,110
      400    Ensco International Incorporated..................       18,408
    1,266    Global Santa Fe Corporation.......................       73,111


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Oilfield Services/Equipment Industry (Continued)
    1,400    Halliburton Company...............................      103,894
      400    Helmerich and Payne Incorporated..................       24,104
      595    National-Oil Well Incorporated*...................       37,675
      600    Noble Corporation.................................       44,652
      700    Rowan Companies Incorporated......................       24,913
    1,936    Transocean Incorporated*..........................      155,500
                                                                 -----------
                                                                     531,367
                                                                 -----------

             Packaging & Container Industry -- 1.07%
    3,100    Aptargroup Incorporated...........................      153,791
    1,800    Bemis Company Incorporated........................       55,116
    2,700    Sealed Air Corporation............................      140,616
      550    Sonoco Products Company...........................       17,408
                                                                 -----------
                                                                     366,931
                                                                 -----------

             Paper & Forest Products Industry -- 0.18%
       48    Kadant Incorporated*..............................        1,104
    1,700    Plum Creek Timber.................................       60,350
                                                                 -----------
                                                                      61,454
                                                                 -----------

             Petroleum (Integrated) Industry -- 2.21%
   10,116    Devon Energy Corporation..........................      611,108
    2,400    Murphy Oil Corporation............................      134,064
      200    Sunoco Incorporated...............................       13,858
                                                                 -----------
                                                                     759,030
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Petroleum (Producing) Industry -- 1.83%
   11,328    Anadarko Petroleum Corporation....................      540,232
      900    Apache Corporation................................       61,425
      600    Pogo Producing Company............................       27,660
                                                                 -----------
                                                                     629,317
                                                                 -----------

             Pharmaceutical Research and Development
             Industry -- 0.19%
      700    Gilead Sciences Incorporated*.....................       41,412
      580    Hospira Incorporated*.............................       24,905
                                                                 -----------
                                                                      66,317
                                                                 -----------

             Publishing Industry -- 0.29%
    2,000    Mcgraw Hill Company Incorporated..................      100,460
                                                                 -----------

             Railroad Industry -- 1.12%
    2,300    CSX Corporation...................................      162,012
    4,200    Norfolk Southern Corporation......................      223,524
                                                                 -----------
                                                                     385,536
                                                                 -----------

             Real Estate Investment Trust Industry -- 0.56%
    5,300    Equity Office Properties..........................      193,503
                                                                 -----------

             Real Estate (Other) Industry -- 1.65%
   11,200    AMB Property......................................      566,160
                                                                 -----------

             Recreation Industry -- 0.03%
    2,000    Six Flags Incorporated*...........................       11,240
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Rental & Leasing Industry -- 0.11%
    1,200    United Rentals*...................................       38,376
                                                                 -----------

             Retail (Televisions, Radios, and Electronics)
             Industry -- 0.46%
    1,575    Best Buy..........................................       86,373
    2,500    Circuit City Corporation..........................       68,050
      200    RadioShack Corporation............................        2,800
                                                                 -----------
                                                                     157,223
                                                                 -----------

             Restaurant Industry -- 0.18%
      700    Darden Restaurants Incorporated...................       27,580
    1,000    McDonalds Corporation.............................       33,600
                                                                 -----------
                                                                      61,180
                                                                 -----------

             Retail (Special Lines) Industry -- 0.11%
             Tiffany &
    1,100    Company.................................                 36,322
                                                                 -----------

             Retail Building Supply Industry -- 1.29%
   12,400    Home Depot Incorporated...........................      443,796
                                                                 -----------

             Retail Store Industry -- 1.71%
    1,400    American Eagle Outfitters Incorporated............       47,656
      800    BJ's Wholesale Club Incorporated*.................       22,680
    4,300    Borders Group Incorporated........................       79,378
    3,200    CVS Corporation...................................       98,240
    2,176    Dollar General....................................       30,420
    8,400    Federated Department Stores.......................      307,440
      100    Foot Locker Incorporated..........................        2,449
                                                                 -----------
                                                                     588,263
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Securities Brokerage Industry -- 0.87%
    4,200    Merrill Lynch and Company Incorporated............      292,152
       87    Piper Jaffray Companies*..........................        5,325
                                                                 -----------
                                                                     297,477
                                                                 -----------

             Semiconductor Industry -- 2.30%
    1,800    Altera Corporation*...............................       31,590
    2,200    Analog Devices Incorporated.......................       70,708
    1,800    Broadcom Corporation*.............................       54,594
   21,500    Intel Corporation.................................      408,500
    1,800    LSI Logic*........................................       16,110
    2,200    Micron Technology Incorporated*...................       33,132
    1,800    National Semiconductor Company....................       42,930
    3,300    Texas Instruments.................................       99,957
    1,500    Xilinx Incorporated...............................       33,975
                                                                 -----------
                                                                     791,496
                                                                 -----------

             Semiconductor Capital Equipment Industry --
             0.43%
    5,900    Applied Materials Incorporated....................       96,052
    1,000    KLA-Tencor Corporation............................       41,570
      400    Novellus Systems Incorporated*....................        9,880
                                                                 -----------
                                                                     147,502
                                                                 -----------

             Specialty Eateries Industry -- 0.02%
      200    Starbucks Corporation*............................        7,552
                                                                 -----------

             Steel (General) Industry -- 0.02%
      400    Worthington Industries Incorporated...............        8,380
                                                                  -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Telecommunication Equipment Industry -- 1.49%
      200    ADC Telecommunications*...........................        3,372
      111    Agilent Technologies Incorporated* ...............        3,503
      300    Andrew Corporation*...............................        2,658
   24,700    Cisco Systems Incorporated*.......................      482,391
    1,400    Tellabs Incorporated*.............................       18,634
                                                                 -----------
                                                                     510,558
                                                                 -----------

             Telecommunication Services Industry -- 3.38%
   19,813    A T & T Corporation...............................      552,585
    1,800    Alltel Corporation................................      114,894
   10,700    Bellsouth Corporation.............................      387,340
    3,200    Verizon Communications............................      107,168
                                                                 -----------
                                                                   1,161,987
                                                                 -----------

             Thrift Industry -- 2.27%
    4,300    Federal Home Loan Mortgage Association............      245,143
   11,100    Federal National Mortgage Association.............      533,910
                                                                 -----------
                                                                     779,053
                                                                 -----------

             Toiletries/Cosmetics Industry - 0.56%
    6,200    Avon Products Incorporated........................      192,200
                                                                 -----------

             Transportation Industry -- 0.50%
    3,100    Harley-Davidson Incorporated......................      170,159
                                                                 -----------


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (Unaudited)

                                   (Continued)

                                                                      Value
  Quantity                                                          (Note 1)

             Transportation Services (Not Elsewhere
             Classified) Industry -- 1.66%
    1,278    Sabre Holdings Corporation........................       28,116
    6,600    United Parcel Class B.............................      543,378
                                                                 -----------
                                                                     571,494
                                                                 -----------

             Total common stocks (cost $22,945,110)..........     34,000,007
                                                                 -----------

CASH & OTHER ASSETS, LESS LIABILITIES - 1.04%..................      355,989
                                                               -------------

Total Net Assets...............................................$  34,355,996
                                                                 ===========


* Non income producing security

  The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006
                                   (Unaudited)


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
     Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date. 2. Tax basis of investments:
     At June 30, 2006 the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $12,091,148. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,036,250. Net unrealized appreciation in investments at June 30, 2006 was $11,055,598. The Trust had post-October capital losses of $11,116 for the year ended December 31, 2005.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006
                                   (Unaudited)
                                   (Continued)

At December 31, 2005, the Trust had capital loss carryforwards with the following expiration dates:
       2010.............................................            207,934
       2011.............................................          1,417,874
                                                            ---------------
                                                            $     1,625,808
                                                            ===============

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").

   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.

   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the six months ended June 30, 2006, the Trust paid to F.L. Putnam $17,396, and to PanAgora $26,093, in investment advisory fees. F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.

   At June 30, 2006, investment advisory fees of $20,270 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $8,108 was due to F.L. Putnam and $12,162 was due to PanAgora.
4. Independent Public Accountant, Administration and Transfer Agent services:
   Livingston & Haynes, P.C. serves as independent public accountant to the Trust. At June 30, 2006, auditing fees of $8,572 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities and "Audit and accounting fees" in the accompanying Statement of Operations. Annual fees for the year ended December 31, 2005 were $16,900. The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000. At June 30, 2006, administrative and transfer fees of $221 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006
                                   (Unaudited)
                                   (Continued)


5. Related parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. Christopher Y. Williams, the Chief Compliance Officer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator and transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the year ended December 31, 2005.

6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2006 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................    $            --
       Other investments................................            130,729
                                                            ---------------
                                                            $       130,729
                                                            ===============

     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
        securities......................................    $            --
       Other investments................................            244,994
                                                            ---------------
                                                            $       244,994
                                                            ===============
7. Certain Transactions:
   It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares.

8. Distribution to Shareholders:
   On December 3, 2005, a distribution of $0.15 per share was declared. The dividend was paid on December 23, 2005 to shareholders of record on December 20, 2005. The tax character of the distribution paid during 2005 was as follows:
                                                                 2005
       Distributions paid from:
          Ordinary income...............................    $       324,779
                                                             ==============
9. Investment Restrictions:
   In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. In February 2005, the Trust's compliance officer determined that two unacceptable securities had been purchased by the Trust's sub-advisor. The Board of Trustees was notified of his findings, and the two securities were subsequently sold on March 21, 2005 for a realized gain of $75,683.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES

                                                             LENGTH OF SERVICE
NAME                                          POSITION       TERM OF OFFICE
--------------------------------------        ----------     ------------------
HOWARD R. BUCKLEY                             Trustee        Since 1996;
Born: April 24, 1937                                         Indefinite
President, Chief Executive Officer and
Director, (Retired) Mercy Health
System of Maine

SISTER ANNE MARY DONOVAN                      Trustee        Since 1996;
Born: March 31, 1941                                         Indefinite
Treasurer, Emmanuel College

LORING E. HART, Ph.D.                         Trustee        Since 1998;
Born: September 22, 1924                                     Indefinite
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                     Trustee        Since 1996;
Born: November 17, 1931                                      Indefinite
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

DAVID W.C. PUTNAM                             President,     Since 1996;
Born: October 8, 1939                         Secretary and  Indefinite
President                                     Trustee
F.L. Putnam Securities Company, Incorporated

REV. MSGR. VINCENT TATARCZUK                  Trustee        Since 1998;
Born: April 12, 1925                                         Indefinite
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.              Trustee        Since 1998;
Born:February 21, 1944                                       Indefinite
Physician; Principal, Ambulatory
Surgical Centers of America, L.L.C.

CHRISTOPHER Y. WILLIAMS                       Chief          Since 1996 (and
Born: December 12, 1964                       Compliance     2004 as CCO;
President, Cardinal Investment                Officer, Asst. Indefinite
Services, Inc.                                Secretary and
                                              Asst.
                                              Treasurer

REV. MR. JOEL M. ZIFF                         Independent    Since 1996;
Born: October 10, 1932                        Chairman and   Indefinite
Director of Finance, Sisters of Mercy         Trustee;
Regional Community of Merion                  Chairman of
                                              Audit Committee


The address for each officer and trustee shown above is 114 Ann Lee Road, Harvard, MA 01451. Additional information regarding the Trust's officers and trustees may be found in the Statement of Additional Information accompanying the Trust's Prospectus

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                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
          260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
                 114 Ann Lee Road, Harvard, Massachusetts 01451
                                 (978) 772-0052

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109


This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.


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ITEM 2. CODE OF ETHICS

This information was filed with the Registrant's annual annual report on Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

This information was filed with the Registrant's annual annual report on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Dr. Loring E. Hart, Sr. Mary Laboure Morin, Reverend Vincent Tatarczuk, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSR.


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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

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Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust, which can include delegation of certain proxy voting decisions to the Trust's Chief Compliance Officer, subject to continuing oversight by the Board.



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ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Structured Investments at PanAgora Asset Management, Inc. ("PanAgora") since April 1998. Mr. Zink has been with PanAgora since September 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                (A) 0 accounts $0 AUM (RICs)
                (B) 10 accounts $309,729,346 AUM (pooled investment vehicles)
                (C) 0 accounts $0 AUM (other accounts)
        (iii) number of aaccounts and AUM that charge performance based fee is zero (0)
        (iv) Material conflicts between investment strategy for the Principled Equity Market Fund and other portfolios managed. Material conflicts in allocation of different portfolios. N/A

(a)(3) Describe compensation of portfolio manager. Based on performance? Fixed? Value of assets in portfolio?

(a)(4) Portfolio managers investment in fund? None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2004          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JAN 1-31        306             $16.26         306           107,984
FEB 1-28        903             $15.95         903           107,081
MAR 1-31         82             $16.52          82           106,999
APR 1-30
MAY 1-31      2,290             $15.69       2,290           104,709
JUN 1-30        208             $15.86         208           104,501

TOTAL         3,789             $15.83       3,789           104,501

FOOTNOTES TO TABLE
(a)  The Plan was announced December 31, 2005.
(b) Share amount approved is equal to 5% of shares outstanding at December 31, 2005; 108,290 shares
(c)  The expiration date of the plan is December 31, 2006
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications


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